Employees and Personnel Costs - Other Remuneration (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) individual age	Dec. 31, 2019 SEK (kr)
Employees and Personnel Costs
Pension obligations	kr 0
Vesting period	1 year
Remuneration to senior executives	kr 68,943	kr 34,157
Board
Employees and Personnel Costs
Severance payment	0
Previous payments of executive remuneration that have not been due	kr 0
Other executive management
Employees and Personnel Costs
Age of retirement | age	65
Minimum | Executive management
Employees and Personnel Costs
Mutual notice period	3 months
Minimum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	15.00%
Maximum | Board
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Executive management
Employees and Personnel Costs
Mutual notice period	12 months
Maximum | CEO
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	20.00%
Parent Company
Employees and Personnel Costs
Notice period	12 months
Parent Company | CEO
Employees and Personnel Costs
Age of retirement | age	65
Percentage of pension premium based on salary	20.00%
Notice period	6 months
Parent Company | Other executive management
Employees and Personnel Costs
Number of individuals | individual	5
Parent Company | Jedako Consult AB | Other executive management
Employees and Personnel Costs
Fees for services rendered	kr 0	3,848
Parent Company | Cordcom Consultants KB | Other executive management
Employees and Personnel Costs
Fees for services rendered	kr 472	kr 853